Document And Entity Information	Apr. 29, 2022
Document Information [Line Items]
Entity, Registrant Name	Emclaire Financial Corp
Document, Type	8-K
Document, Period End Date	Apr. 29, 2022
Entity, Incorporation, State or Country Code	PA
Entity, File Number	001-34527
Entity, Tax Identification Number	25-1606091
Entity, Address, Address Line One	612 Main Street,
Entity, Address, City or Town	Emlenton
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	16373
City Area Code	724
Local Phone Number	867-2311
Title of 12(b) Security	Common Stock
Trading Symbol	EMCF
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000858800